Cover	Nov. 18, 2022
Cover [Abstract]
Form 8-K/A	8-K/A
Amendment Flag	true
Amendment Description	This Amendment is being filed to provide the XBRL files, that were removed from the previous filing.
Document Period End Date	Nov. 18, 2022
Entity File Number	000-54808
Nu-Med Plus, Inc.	Nu-Med Plus, Inc.
Entity Central Index Key	0001543637
Entity Tax Identification Number	45-3672530
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	455 East 500 South
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	801
Local Phone Number	746-3570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false